Financial Risk (Details 15)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Net liquid assets ratio	249.42%	52.48%
Average
Disclosure of financial assets [line items]
Net liquid assets ratio	115.98%	37.82%
Maximum
Disclosure of financial assets [line items]
Net liquid assets ratio	249.42%	53.38%
Minimum
Disclosure of financial assets [line items]
Net liquid assets ratio	53.26%	23.23%